Contractual Commitments - Summary of Bajo del Toro (Details) - YPF Bajo Del Toro [Member] - Ypf Bajo Del Toro And Equinor Argentina B.V. Sucursal Argentina [Member] $ in Millions	Nov. 26, 2021 USD ($) Wells
Horizontal Wells [Member] | Pilot Plan [Member]
Statement [Line Items]
Number of wells to be drilled | Wells	14
Capital expenditure commitement | $	$ 118
Term of commitement	5 years
Vertical Wells [Member] | Pilot Plan [Member]
Statement [Line Items]
Number of wells to be drilled | Wells	1
Capital expenditure commitement | $	$ 3
Term of commitement	5 years
Provincial Decree Two Thousand And Four Two Thousand And Twenty One Member [Member]
Statement [Line Items]
Term of exploratory commitement	35 years
Second Exploratory Commitment Term	4 years